Basis for preparation of the financial statements	12 Months Ended
Dec. 31, 2018
Basis for preparation of the financial statements
Basis for preparation of the financial statements

2.  Basis for preparation of the financial statements

a) Statement of compliance

The consolidated financial statements of the Company (“financial statements”) have been prepared and are being presented in accordance with the International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

b) Basis of presentation

The financial statements have been prepared under the historical cost convention as adjusted to reflect: (i) the fair value of financial instruments measured at fair value through income statement or at fair value through the statement of comprehensive income; and (ii) impairment of assets.

The issue of these financial statements was authorized on April 18, 2019.

c) Functional currency and presentation currency

The financial statements of the Company and its associates and joint ventures are measured using the currency of the primary economic environment in which the entity operates (“functional currency”), which in the case of the Parent Company is the Brazilian real (“R$”). For presentation purposes, these financial statements are presented in United States dollar (“US$”) as the Company believes that this is how international investors analyze the financial statements.

The exchange rates used by the Company to translate its foreign operations are as follows:

	Closing rate			Average rate for the year ended
	2018	2017	2016	2018	2017	2016
US Dollar ("US$")	3.8748	3.3080	3.2591	3.6558	3.1925	3.4833
Canadian dollar ("CAD")	2.8451	2.6344	2.4258	2.8190	2.4618	2.6280
Euro ("EUR" or "€")	4.4390	3.9693	3.4384	4.3094	3.6088	3.8543

d) Significant accounting policies

Significant and relevant accounting policies for the understanding of the recognition and measurement basis used in the preparation of these financial statements were included in the respective notes. The accounting polices applied in the preparations of these financial statements are consistent with those adopted and disclosed in the financial statements of prior years, except for new accounting policies related to the application of IFRS 9 – Financial Instruments and IFRS 15 – Revenue from Contracts with Customers, which were adopted by the Company from January 1, 2018.

The nature and effect of the changes as a result of adoption of these new accounting standards are described below:

IFRS 9 Financial Instrument – This standard addresses the classification and measurement of financial assets and liabilities, new impairment model and new rules for hedge accounting. The Company applied IFRS 9 prospectively, with an initial application date of January 1, 2018. The Company has not restated the comparative information, which continues to be reported under IAS 39 - Financial Instruments. The main changes are described below:

Classification and measurement - Under IFRS 9, debt instruments are subsequently measured at fair value through profit or loss (“FVTPL”), through amortized cost, or fair value through other comprehensive income (“FVOCI”). The classification is based on the Company’s business model for managing the assets and whether the instruments’ contractual cash flows represent ‘solely payments of principal and interest’ (“SPPI”) on the principal amount outstanding.

On the date of initial application of IFRS 9, the Company has assessed which business models apply to the financial assets held by the Company and has classified its financial instruments into the appropriate IFRS 9 categories. The reclassification of the financial instruments of the Company on January 1, 2018 were as follows:

	Measurement category		Carrying amount
Financial assets	IAS 39	IFRS 9	IAS 39	IFRS 9	Difference
Current
Financial investments	Loans and receivables	FVTPL	18	18	—
Derivative financial instruments	FVTPL	FVTPL	106	106	—
Accounts receivable	Loans and receivables	Amortized cost	2,600	2,600	—
Related parties	Loans and receivables	Amortized cost	1,898	1,898	—

Non-current
Derivative financial instruments	FVTPL	FVTPL	453	453	—
Loans	Loans and receivables	Amortized cost	151	151	—
Related parties	Loans and receivables	Amortized cost	2,628	2,628	—

Financial liabilities
Current
Suppliers and contractors	Loans and receivables	Amortized cost	4,041	4,041	—
Derivative financial instruments	FVTPL	FVTPL	104	104	—
Loans and borrowings	Loans and receivables	Amortized cost	1,703	1,703	—
Related parties	Loans and receivables	Amortized cost	882	882	—

Non-current
Derivative financial instruments	FVTPL	FVTPL	686	686	—
Loans and borrowings	Loans and receivables	Amortized cost	20,786	20,786	—
Related parties	Loans and receivables	Amortized cost	975	975	—
Participative stockholders' debentures	Loans and receivables	Amortized cost	1,233	1,233	—

These reclassifications have no impact on the measurement categories. The financial instruments that were classified as “Loans and receivables” under IAS 39 did meet the IFRS 9 criteria for classification at amortized cost, because these financial instruments are held within a business model whose objective is to hold to collect the cash flows, which represent solely payments of principal and interest. The derivatives held for trading are required to be held as FVTPL under IFRS 9, therefore there were no changes in relation to these instruments from the adoption of IFRS 9.

Impairment - IFRS 9 has replaced the IAS 39’s incurred loss approach with a forward-looking expected credit loss (“ECL”) approach.

For accounts receivables, the Company has applied the standard’s simplified approach and has calculated ECLs based on lifetime expected credit losses and the identified loss is deemed not significant. The Company has established a provision matrix that is based on its historical credit loss experience, adjusted for forward-looking factors specific to the economic environment and by any financial guarantees related to these accounts receivables.

At each reporting date, the Company assesses whether financial assets carried at amortized cost are credit-impaired. Information about the Company’s exposure to credit risk is set out in note 33.

The new impairment approach of IFRS 9 did not have a significant impact to the Company for the year ended December 31, 2018.

Hedge accounting - The Company has elected to adopt the new general hedge accounting model in IFRS 9. The changes introduced by IFRS 9 relating to hedge accounting currently have no impact, as the Company does not currently apply cash flow or fair value hedge accounting. The Company currently applies the net investment hedge for which there are no changes introduced by this new standard (note 25).

IFRS 15 Revenue from Contracts with Customers – This standard establishes a comprehensive framework for determining whether, how much and when revenue is recognized. It replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations. The Company has adopted the new standard using the modified retrospective method. Accordingly, the comparative information presented has not been restated.

The Company has assessed its revenue streams and the nature and effect of the changes as a result of adoption of IFRS 15 is described below:

     Sales of products - Under IFRS 15, there is no significant impact on the timing of products revenue recognition since usually the transfer of risks and rewards and the transfer of control under the sales contracts are at the same point in time.

     Shipping services - A proportion of Vale’s sales are under Cost and Freight (“CFR”) and Cost, Insurance and Freight (“CIF”) Incoterms, in which the Company is responsible for providing shipping services after the date that Vale transfers control of the goods to the customers. According to the previous standard (IAS 18), the revenue from shipping services was recognized upon loading, as well as the related costs, and was not considered a separate service.

Under IFRS 15, the provision of shipping services for CFR and CIF contracts should be considered as a separate performance obligation in which a proportion of the transaction price would be allocated and recognized over time as the shipping services are provided. The impact on the timing of revenue recognition of the proportion that would have been allocated to the shipping service to the Company's income statement for the year ended December 31, 2018 is deemed not significant. Therefore, such revenue has not been presented separately in these financial statements.

     Provisionally priced commodities sales - Under IFRS 9 and 15, the treatment of the provisional pricing mechanisms embedded within the provisionally priced commodities sales remains unmodified. Therefore, these revenues are recognized based on the estimated fair value of the total consideration receivable, and the provisionally priced sales mechanism embedded within these sale arrangements has the character of a derivative. The fair value of the sales price adjustment is recognized as operational revenue in the income statement.

Overall, there was no material impact on the Company’s financial statement from the IFRS 15 adoption for the year ended December 31, 2018.

e) Accounting standards issued but not yet effective

     IFRS 16 Lease – IFRS 16 was issued in January 2016. It will result in vast majority of leases being recognized in the balance sheet by lessees, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. There are recognition exemptions for short-term leases and leases of low-value items.

The Company will apply the standard from its mandatory adoption date of January 1, 2019. Vale will apply the simplified transition approach and will not restate comparative amounts for the year prior to first adoption. Right-of-use assets will be measured at the amount of the lease liability on adoption.

As at December 31, 2018, the Company has non-cancellable operating lease commitments in the nominal amount of US$2,498 (note 32). The Company has set up a project team which has reviewed these leasing commitments over the last year in light of the new lease accounting rules in IFRS 16. Of these commitments, the Company expects to recognize right-of-use assets and lease liabilities an amount ranging from US$1.8 billion to US$2 billion at present value on January 1, 2019, an amount ranging from US$240 to US$260 on current liabilities and US$1,560 to US$1,740 on non-current liabilities.

The actual impacts of adopting the standard may be subject to further changes because the Company has not finalized the testing, assessment of controls over its new IT systems and the new accounting policies are subject to change until the Company presents its first financial statements from the date of initial application.

The Company has not early adopted any standards and interpretations that have been issued or amended but are not yet effective for the year ended December 31, 2018. Therefore, there are no other standards that are not yet effective and that would be expected to have a material impact on the entity in the current or future reporting periods.

f) Critical accounting estimates and judgments

The preparation of financial statements requires the use of critical accounting estimates and the application of judgment by management in applying the Company’s accounting policies. These estimates are based on the experience, best knowledge, information available at the statement of financial position date and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Changes in facts and circumstances may lead to the revision of these estimates. Actual future results may differ from the estimates.

The significant estimates and judgments applied by Company in the preparation of these financial statements are as follows:

Note	Significant estimates and judgments
7	Deferred revenue
8	Deferred income taxes
16	Consolidation
19	Mineral reserves and mines useful life
20	Impairment of non-current assets
22	Liabilities related to associates and joint ventures
24	Fair values estimate
27	Asset retirement obligations
28	Litigation
29	Employee post-retirement obligations